UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22939

T. Rowe Price Credit Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Credit Opportunities Fund

Investor Class (PRCPX)

This semi-annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Investor Class	$42	0.81%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$232,247
Number of Portfolio Holdings	315

Portfolio Turnover Rate	20.5%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	3.0%
BB Rated	20.2
BB/B Rated	17.4
B Rated	26.5
B/CCC Rated	6.3
CCC Rated and Below	13.8
Not Rated	6.5
Short-Term Holdings	6.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Vistra	4.0%
Talen Energy Supply	2.1
Venture Global LNG	2.1
Cloud Software Group	1.9
CCO Holdings	1.8
Asurion	1.7
HUB International	1.7
TransDigm	1.7
DISH DBS	1.6
Navient	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F105-053 1/25

Credit Opportunities Fund

Investor Class (PRCPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Credit Opportunities Fund

Advisor Class (PAOPX)

This semi-annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Advisor Class	$47	0.91%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$232,247
Number of Portfolio Holdings	315

Portfolio Turnover Rate	20.5%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	3.0%
BB Rated	20.2
BB/B Rated	17.4
B Rated	26.5
B/CCC Rated	6.3
CCC Rated and Below	13.8
Not Rated	6.5
Short-Term Holdings	6.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Vistra	4.0%
Talen Energy Supply	2.1
Venture Global LNG	2.1
Cloud Software Group	1.9
CCO Holdings	1.8
Asurion	1.7
HUB International	1.7
TransDigm	1.7
DISH DBS	1.6
Navient	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F205-053 1/25

Credit Opportunities Fund

Advisor Class (PAOPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Credit Opportunities Fund

I Class (TCRRX)

This semi-annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - I Class	$29	0.56%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$232,247
Number of Portfolio Holdings	315

Portfolio Turnover Rate	20.5%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	3.0%
BB Rated	20.2
BB/B Rated	17.4
B Rated	26.5
B/CCC Rated	6.3
CCC Rated and Below	13.8
Not Rated	6.5
Short-Term Holdings	6.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Vistra	4.0%
Talen Energy Supply	2.1
Venture Global LNG	2.1
Cloud Software Group	1.9
CCO Holdings	1.8
Asurion	1.7
HUB International	1.7
TransDigm	1.7
DISH DBS	1.6
Navient	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F406-053 1/25

Credit Opportunities Fund

I Class (TCRRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCPX Credit Opportunities
Fund
PAOPX Credit Opportunities
Fund–
.
Advisor Class
TCRRX Credit Opportunities
Fund–
.
I Class

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7.85 $ 7.53 $ 8.04 $ 8.77 $ 8.17 $ 8.50
Investment
activities
Net investment
income
(1)(2)
0.28 0.55 0.50 0.42 0.44 0.44
Net realized and
unrealized gain/
loss 0.18 0.33 (0.48) (0.70) 0.62 (0.34)
Total from
investment
activities 0.46 0.88 0.02 (0.28) 1.06 0.10
Distributions
Net investment
income (0.28) (0.56) (0.51) (0.45) (0.46) (0.43)
Net realized gain — — (0.02) — — —
Total distributions (0.28) (0.56) (0.53) (0.45) (0.46) (0.43)
NET ASSET
VALUE
End of period $ 8.03 $ 7.85 $ 7.53 $ 8.04 $ 8.77 $ 8.17

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.93% 11.97% 0.39% (3.41)% 13.30% 1.20%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.96%
(4)
1.05% 1.19% 1.12% 1.22% 1.20%
Net expenses
after waivers/
payments by
Price Associates 0.81%
(4)
0.81% 0.82% 0.84% 0.91% 0.91%
Net investment
income 7.03%
(4)
7.11% 6.60% 4.88% 5.08% 5.26%
Portfolio turnover
rate 20.5% 36.2% 28.9% 38.9% 53.5% 53.5%
Net assets, end
of period (in
thousands) $112,120 $91,777 $45,297 $44,737 $56,674 $40,408
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7.81 $ 7.51 $ 8.02 $ 8.75 $ 8.15 $ 8.48
Investment
activities
Net investment
income
(1)(2)
0.28 0.54 0.48 0.42 0.43 0.44
Net realized and
unrealized gain/
loss 0.17 0.31 (0.47) (0.71) 0.62 (0.35)
Total from
investment
activities 0.45 0.85 0.01 (0.29) 1.05 0.09
Distributions
Net investment
income (0.27) (0.55) (0.50) (0.44) (0.45) (0.42)
Net realized gain — — (0.02) — — —
Total distributions (0.27) (0.55) (0.52) (0.44) (0.45) (0.42)
NET ASSET
VALUE
End of period $ 7.99 $ 7.81 $ 7.51 $ 8.02 $ 8.75 $ 8.15

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.89% 11.59% 0.24% (3.53)% 13.21% 1.09%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 2.52%
(4)
1.96% 1.55% 1.65% 1.76% 1.81%
Net expenses
after waivers/
payments by
Price Associates 0.91%
(4)
0.91% 0.92% 0.94% 1.01% 1.01%
Net investment
income 6.94%
(4)
7.02% 6.33% 4.84% 5.00% 5.18%
Portfolio turnover
rate 20.5% 36.2% 28.9% 38.9% 53.5% 53.5%
Net assets, end
of period (in
thousands) $101 $99 $375 $89 $130 $221
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7.84 $ 7.52 $ 8.03 $ 8.76 $ 8.16 $ 8.49
Investment
activities
Net investment
income
(1)(2)
0.29 0.57 0.52 0.45 0.46 0.47
Net realized and
unrealized gain/
loss 0.18 0.32 (0.48) (0.71) 0.63 (0.35)
Total from
investment
activities 0.47 0.89 0.04 (0.26) 1.09 0.12
Distributions
Net investment
income (0.29) (0.57) (0.53) (0.47) (0.49) (0.45)
Net realized gain — — (0.02) — — —
Total distributions (0.29) (0.57) (0.55) (0.47) (0.49) (0.45)
NET ASSET
VALUE
End of period $ 8.02 $ 7.84 $ 7.52 $ 8.03 $ 8.76 $ 8.16

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6.06% 12.26% 0.62% (3.18)% 13.60% 1.45%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.77%
(4)
0.84% 0.95% 0.95% 1.09% 1.05%
Net expenses
after waivers/
payments by
Price Associates 0.56%
(4)
0.57% 0.57% 0.59% 0.65% 0.65%
Net investment
income 7.28%
(4)
7.36% 6.87% 5.24% 5.37% 5.55%
Portfolio turnover
rate 20.5% 36.2% 28.9% 38.9% 53.5% 53.5%
Net assets, end
of period (in
thousands) $120,026 $94,913 $61,427 $46,701 $26,580 $24,092
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Credit Opportunities Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.4%
Miscellaneous  0.4%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 775 827
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 25 28
Total Asset-Backed Securities (Cost $855) 855
BANK LOANS  11.6% (2)
Aerospace & Defense  0.3%
Peraton, FRN, 3M TSFR + 7.75%, 12.364%, 2/1/29  482 387
Peraton, FRN, 3M TSFR + 8.00%, 12.614%, 2/1/29  438 354
741
Airlines  0.3%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 9.629%,
4/20/28  707 730
730
Broadcasting  0.5%
Clear Channel International, 7.50%, 4/1/27 (3) 290 286
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.687%, 8/21/28  204 204
CMG Media, FRN, 1M TSFR + 3.50%, 8.171%, 6/18/29  336 295
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 4/11/29 (4) 250 227
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.508%,
10/11/29 (5) 200 200
1,212
Cable Operators  0.7%
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.109%, 1/18/28  1,011 992
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.937%, 9/25/26  645 562
1,554
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.058%,
4/23/29  451 450
450
Financial  0.3%
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
10/6/28 (4) 33 34
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.354%,
5/6/32  711 725
759

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food  0.2%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 11/26/31 (3)(4) 545 516
516
Health Care  0.6%
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 7.823%, 2/15/29  269 269
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.938%, 5/10/27  988 991
1,260
Information Technology  3.5%
Applied Systems, FRN, 3M TSFR + 5.25%, 9.854%, 2/23/32  564 579
Arches Buyer, FRN, 1M TSFR + 3.25%, 12/6/27 (4) 595 583
Cloud Software Group, FRN, 1M TSFR + 3.75%, 3/24/31 (4) 600 603
Cloud Software Group, FRN, 3M TSFR + 3.50%, 8.021%,
3/30/29  370 371
Delta Topco, FRN, 3M TSFR + 5.25%, 9.948%, 11/29/30  900 913
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 10/29/29 (4) 670 677
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 11/14/32 (4) 1,100 1,105
Epicor Software, FRN, 1M TSFR + 3.25%, 7.823%, 5/30/31 (4) 263 265
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (4) 365 367
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (4) 933 937
RealPage, FRN, 1M TSFR + 6.50%, 11.187%, 4/23/29  1,609 1,587
7,987
Manufacturing  1.2%
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.865%, 5/21/29  1,284 1,286
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
11.365%, 5/21/29  250 250
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.323%, 7/29/29 (4) 1,270 1,272
2,808
Other Telecommunications  0.2%
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.573%, 6/1/28  449 449
449
Services  1.1%
Albion Financing 3, FRN, 3M TSFR + 4.25%, 9.096%, 8/16/29  214 217
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.423%,
12/10/29 (4) 1,495 1,491
CoreLogic, FRN, 1M TSFR + 6.50%, 11.187%, 6/4/29  550 536
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.50%, 8.588%,
4/30/30  392 395
2,639
Utilities  0.8%
Cornerstone Generation, FRN, 1M TSFR + 3.25%, 10/28/31 (4) 800 805

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Edgewater Generation, FRN, 1M TSFR + 4.25%, 8.823%,
8/1/30  1,000 1,013
1,818
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/31/28  3,154 3,092
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/20/29  947 921
4,013
Total Bank Loans (Cost $26,938) 26,936
COMMON STOCKS  0.5%
Energy  0.1%
South Bow (5) 13 339
339
Health Care  0.1%
Becton Dickinson & Company  1 211
211
Metals & Mining  0.2%
Constellium (5) 20 246
Freeport-McMoRan  4 162
408
Other Telecommunications  0.1%
Ciena (5) 3 238
238
Total Common Stocks (Cost $1,179) 1,196
CONVERTIBLE BONDS  0.2%
Automotive  0.2%
Rivian Automotive, 4.625%, 3/15/29  520 513
Total Convertible Bonds (Cost $514) 513
CONVERTIBLE PREFERRED STOCKS  0.5%
Aerospace & Defense  0.3%
Boeing, 6.00%, 10/15/27  11 630
630

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  11 607
607
Total Convertible Preferred Stocks (Cost $1,112) 1,237
CORPORATE BONDS  80.4%
Aerospace & Defense  1.7%
TransDigm, 6.625%, 3/1/32 (1) 1,680 1,720
TransDigm, 6.75%, 8/15/28 (1) 530 541
TransDigm, 6.875%, 12/15/30 (1) 1,080 1,111
TransDigm, 7.125%, 12/1/31 (1) 450 467
3,839
Airlines  0.3%
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (1)(6) 400 417
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (1)(6) 100 104
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 72 72
United Airlines, 4.625%, 4/15/29 (1) 110 106
699
Automotive  3.1%
Adient Global Holdings, 8.25%, 4/15/31 (1)(7) 540 563
Clarios Global, 6.75%, 5/15/28 (1) 160 164
Clarios Global, 8.50%, 5/15/27 (1) 695 698
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 493 564
Global Auto Holdings, 8.75%, 1/15/32 (1) 695 619
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 1,779 1,781
Tenneco, 8.00%, 11/17/28 (1) 595 564
Velocity Vehicle Group, 8.00%, 6/1/29 (1) 185 192
Wand NewCo 3, 7.625%, 1/30/32 (1) 1,380 1,428
ZF North America Capital, 7.125%, 4/14/30 (1) 600 595
7,168
Broadcasting  2.9%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 145 141
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 710 625
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(7) 550 505
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 510 527
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 665 705
CMG Media, 8.875%, 6/18/29 (1) 670 457
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 479 446
Outfront Media Capital, 7.375%, 2/15/31 (1) 235 247

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sirius XM Radio, 5.00%, 8/1/27 (1) 570 560
Sirius XM Radio, 5.50%, 7/1/29 (1) 330 322
Stagwell Global, 5.625%, 8/15/29 (1) 810 781
Univision Communications, 7.375%, 6/30/30 (1) 400 385
Univision Communications, 8.00%, 8/15/28 (1) 580 592
Univision Communications, 8.50%, 7/31/31 (1) 335 333
6,626
Building & Real Estate  0.7%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 305 308
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1) 260 281
Howard Hughes, 4.125%, 2/1/29 (1) 295 274
Howard Hughes, 5.375%, 8/1/28 (1) 860 843
1,706
Building Products  0.7%
Advanced Drainage Systems, 6.375%, 6/15/30 (1) 225 227
Builders FirstSource, 6.375%, 6/15/32 (1) 103 105
Builders FirstSource, 6.375%, 3/1/34 (1) 300 306
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 365 353
Summit Materials, 7.25%, 1/15/31 (1) 660 701
1,692
Cable Operators  7.0%
Altice Financing, 9.625%, 7/15/27 (1) 500 465
Altice France Holding, 6.00%, 2/15/28 (1) 335 87
Altice France Holding, 10.50%, 5/15/27 (1) 1,080 308
C&W Senior Finance, 6.875%, 9/15/27 (1) 365 363
CCO Holdings, 4.50%, 8/15/30 (1) 405 369
CCO Holdings, 4.50%, 6/1/33 (1) 800 689
CCO Holdings, 4.75%, 2/1/32 (1) 955 860
CCO Holdings, 6.375%, 9/1/29 (1) 1,237 1,240
CCO Holdings, 7.375%, 3/1/31 (1) 975 1,009
Charter Communications Operating, 6.484%, 10/23/45  1,090 1,068
CSC Holdings, 5.50%, 4/15/27 (1) 200 180
CSC Holdings, 6.50%, 2/1/29 (1) 545 466
CSC Holdings, 7.50%, 4/1/28 (1) 785 561
CSC Holdings, 11.25%, 5/15/28 (1) 580 573
CSC Holdings, 11.75%, 1/31/29 (1) 545 540
Directv Financing, 5.875%, 8/15/27 (1) 842 825
DISH DBS, 5.25%, 12/1/26 (1) 1,250 1,150
DISH DBS, 5.75%, 12/1/28 (1) 1,591 1,384
DISH DBS, 7.75%, 7/1/26  1,425 1,218
EchoStar, 10.75%, 11/30/29  1,592 1,716
Midcontinent Communications, 8.00%, 8/15/32 (1) 600 628

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sable International Finance, 7.125%, 10/15/32 (1) 650 652
16,351
Chemicals  1.9%
Avient, 6.25%, 11/1/31 (1) 200 202
Avient, 7.125%, 8/1/30 (1) 375 388
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 520 545
Celanese U.S. Holdings, 6.80%, 11/15/30  670 702
Celanese U.S. Holdings, 6.95%, 11/15/33  625 666
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(6) 4 4
Vibrantz Technologies, 9.00%, 2/15/30 (1)(7) 530 501
Windsor Holdings III, 8.50%, 6/15/30 (1) 520 555
WR Grace Holdings, 5.625%, 8/15/29 (1) 595 555
WR Grace Holdings, 7.375%, 3/1/31 (1) 248 257
4,375
Consumer Products  0.1%
Acushnet, 7.375%, 10/15/28 (1) 300 313
313
Container  0.4%
Ball, 6.00%, 6/15/29  800 813
813
Energy  11.4%
Aethon United BR, 7.50%, 10/1/29 (1) 511 528
Antero Resources, 5.375%, 3/1/30 (1) 115 113
Antero Resources, 7.625%, 2/1/29 (1) 290 297
Comstock Resources, 6.75%, 3/1/29 (1) 996 979
Crescent Energy Finance, 7.375%, 1/15/33 (1) 1,080 1,072
Crescent Energy Finance, 7.625%, 4/1/32 (1) 690 696
Crescent Energy Finance, 9.25%, 2/15/28 (1) 1,180 1,239
Expand Energy, 4.75%, 2/1/32  370 352
Expand Energy, 5.375%, 3/15/30  195 194
Expand Energy, 5.50%, 2/1/26 (1) 135 135
Expand Energy, 5.875%, 2/1/29 (1) 150 150
Expand Energy, 6.75%, 4/15/29 (1) 305 310
Gulfport Energy Operating, 6.75%, 9/1/29 (1) 340 347
Hilcorp Energy I, 6.00%, 2/1/31 (1) 466 442
Hilcorp Energy I, 7.25%, 2/15/35 (1) 550 540
Hilcorp Energy I, 8.375%, 11/1/33 (1) 1,210 1,275
Kinetik Holdings, 5.875%, 6/15/30 (1) 815 812
Kinetik Holdings, 6.625%, 12/15/28 (1) 507 518
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (1) 700 703
NGL Energy Operating, 8.125%, 2/15/29 (1) 435 443
NGL Energy Operating, 8.375%, 2/15/32 (1) 625 637

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NuStar Logistics, 5.625%, 4/28/27  167 167
NuStar Logistics, 6.00%, 6/1/26  300 301
Permian Resources Operating, 9.875%, 7/15/31 (1) 553 611
Prairie Acquiror, 9.00%, 8/1/29 (1) 990 1,026
Range Resources, 4.75%, 2/15/30 (1) 335 318
Range Resources, 8.25%, 1/15/29  130 134
Seadrill Finance, 8.375%, 8/1/30 (1) 1,420 1,447
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (1)(8) 815 853
Sunoco, 7.00%, 5/1/29 (1) 580 600
Sunoco, 7.25%, 5/1/32 (1) 647 676
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 370 369
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 405 383
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 765 777
Transocean, 6.80%, 3/15/38  290 242
Transocean, 8.25%, 5/15/29 (1) 380 383
Transocean, 8.50%, 5/15/31 (1) 720 729
Transocean, 8.75%, 2/15/30 (1) 174 181
Transocean Aquila, 8.00%, 9/30/28 (1) 218 223
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 545 558
Venture Global LNG, 8.125%, 6/1/28 (1) 540 563
Venture Global LNG, 8.375%, 6/1/31 (1) 1,165 1,223
Venture Global LNG, 9.50%, 2/1/29 (1) 640 714
Venture Global LNG, VR, 9.00% (1)(8)(9) 2,190 2,269
26,529
Entertainment & Leisure  3.5%
Carnival, 7.00%, 8/15/29 (1) 435 455
Carnival, 7.625%, 3/1/26 (1) 525 528
Carnival, 10.50%, 6/1/30 (1) 1,350 1,449
Cedar Fair, 6.50%, 10/1/28  570 574
Churchill Downs, 5.75%, 4/1/30 (1) 455 450
Cinemark USA, 5.25%, 7/15/28 (1) 280 274
Cinemark USA, 7.00%, 8/1/32 (1) 1,000 1,027
Motion Bondco, 6.625%, 11/15/27 (1) 580 544
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 230 230
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 800 810
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 215 220
Six Flags Entertainment, 7.25%, 5/15/31 (1) 1,565 1,612
8,173
Financial  12.5%
Acrisure, 7.50%, 11/6/30 (1) 680 692
Acrisure, 8.25%, 2/1/29 (1) 565 581
Acrisure, 8.50%, 6/15/29 (1) 650 676

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 1,050 1,046
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 923 934
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 1,200 1,204
AssuredPartners, 7.50%, 2/15/32 (1) 823 835
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 240 244
Focus Financial Partners, 6.75%, 9/15/31 (1) 585 590
Hightower Holding, 9.125%, 1/31/30 (1) 1,285 1,356
HUB International, 5.625%, 12/1/29 (1) 180 175
HUB International, 7.25%, 6/15/30 (1) 1,480 1,532
HUB International, 7.375%, 1/31/32 (1) 2,205 2,252
Jane Street Group, 6.125%, 11/1/32 (1) 685 687
Jane Street Group, 7.125%, 4/30/31 (1) 1,512 1,571
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 739 782
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1) 2,350 2,541
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 790 772
Navient, 5.50%, 3/15/29  685 654
Navient, 5.625%, 8/1/33  740 659
Navient, 9.375%, 7/25/30  920 1,010
Navient, 11.50%, 3/15/31  1,250 1,422
OneMain Finance, 7.50%, 5/15/31  530 552
OneMain Finance, 9.00%, 1/15/29  2,240 2,377
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 2,690 2,747
PennyMac Financial Services, 7.125%, 11/15/30 (1) 740 755
Ryan Specialty, 5.875%, 8/1/32 (1) 465 464
29,110
Food  0.5%
BellRing Brands, 7.00%, 3/15/30 (1) 340 353
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(6) 375 395
Darling Ingredients, 6.00%, 6/15/30 (1) 465 463
1,211
Forest Products  0.1%
Cascades, 5.125%, 1/15/26 (1) 260 258
258
Gaming  2.3%
Caesars Entertainment, 6.50%, 2/15/32 (1) 340 347
Caesars Entertainment, 7.00%, 2/15/30 (1) 1,100 1,133
Churchill Downs, 6.75%, 5/1/31 (1) 510 520
Great Canadian Gaming, 8.75%, 11/15/29 (1) 770 801
International Game Technology, 6.25%, 1/15/27 (1) 420 423
Light & Wonder International, 7.00%, 5/15/28 (1) 145 146
Light & Wonder International, 7.25%, 11/15/29 (1) 540 556
Light & Wonder International, 7.50%, 9/1/31 (1) 300 312

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 785 811
Scientific Games Holdings, 6.625%, 3/1/30 (1) 355 343
5,392
Health Care  6.4%
AthenaHealth Group, 6.50%, 2/15/30 (1) 585 557
Avantor Funding, 4.625%, 7/15/28 (1) 215 207
Bausch + Lomb, 8.375%, 10/1/28 (1) 865 906
CHS, 8.00%, 12/15/27 (1) 320 318
CHS, 10.875%, 1/15/32 (1) 1,700 1,768
Concentra Escrow Issuer, 6.875%, 7/15/32 (1) 345 354
DaVita, 6.875%, 9/1/32 (1) 1,000 1,029
IQVIA, 6.50%, 5/15/30 (1) 200 205
LifePoint Health, 9.875%, 8/15/30 (1) 547 593
LifePoint Health, 10.00%, 6/1/32 (1) 886 923
LifePoint Health, 11.00%, 10/15/30 (1) 1,520 1,672
Medline Borrower, 5.25%, 10/1/29 (1) 360 351
Medline Borrower, 6.25%, 4/1/29 (1) 2,400 2,445
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  420 364
MPT Operating Partnership, 5.25%, 8/1/26 (7) 580 523
Star Parent, 9.00%, 10/1/30 (1) 477 493
Tenet Healthcare, 6.125%, 10/1/28  290 290
Tenet Healthcare, 6.125%, 6/15/30  435 437
Tenet Healthcare, 6.875%, 11/15/31  290 306
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  395 428
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  665 746
14,915
Information Technology  4.6%
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(6) 1,410 1,681
Central Parent, 7.25%, 6/15/29 (1) 345 346
Central Parent, 8.00%, 6/15/29 (1) 600 614
Cloud Software Group, 8.25%, 6/30/32 (1) 785 817
Cloud Software Group, 9.00%, 9/30/29 (1) 2,475 2,500
Dye & Durham, 8.625%, 4/15/29 (1) 1,130 1,189
Entegris, 5.95%, 6/15/30 (1) 900 900
Gen Digital, 6.75%, 9/30/27 (1) 440 448
Gen Digital, 7.125%, 9/30/30 (1) 417 431
Match Group Holdings II, 4.625%, 6/1/28 (1) 305 293
Match Group Holdings II, 5.625%, 2/15/29 (1) 115 113
McAfee, 7.375%, 2/15/30 (1) 970 942
SS&C Technologies, 6.50%, 6/1/32 (1) 315 321
10,595
Lodging  0.3%
Hilton Domestic Operating, 4.875%, 1/15/30  180 175

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 165 165
Park Intermediate Holdings, 7.00%, 2/1/30 (1) 290 296
636
Metals & Mining  2.0%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 755 794
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 1,055 1,191
ATI, 5.125%, 10/1/31  235 223
ATI, 5.875%, 12/1/27  480 477
ATI, 7.25%, 8/15/30  395 412
Carpenter Technology, 7.625%, 3/15/30  1,098 1,134
Hecla Mining, 7.25%, 2/15/28  300 305
4,536
Other Telecommunications  1.5%
Frontier Communications Holdings, 6.00%, 1/15/30 (1)(7) 560 561
Frontier Communications Holdings, 8.75%, 5/15/30 (1) 350 372
Level 3 Financing, 4.00%, 4/15/31 (1) 345 273
Level 3 Financing, 4.625%, 9/15/27 (1) 71 66
Level 3 Financing, 10.00%, 10/15/32 (1) 488 488
Level 3 Financing, 10.75%, 12/15/30 (1) 360 405
Level 3 Financing, 11.00%, 11/15/29 (1) 1,182 1,341
3,506
Real Estate Investment Trust Securities  1.3%
Service Properties Trust, 8.625%, 11/15/31 (1) 2,437 2,583
Service Properties Trust, 8.875%, 6/15/32  386 370
2,953
Retail  0.3%
Bath & Body Works, 6.625%, 10/1/30 (1) 315 321
Bath & Body Works, 6.75%, 7/1/36  265 274
Bath & Body Works, 9.375%, 7/1/25 (1) 150 153
748
Satellites  0.5%
Connect Finco, 9.00%, 9/15/29 (1) 695 642
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1) 510 474
1,116
Services  5.1%
Albion Financing 1, 6.125%, 10/15/26 (1) 290 289
Albion Financing 2, 8.75%, 4/15/27 (1) 475 482
Allied Universal Holdco, 6.00%, 6/1/29 (1)(7) 285 262
Allied Universal Holdco, 7.875%, 2/15/31 (1) 614 626
Allied Universal Holdco, 9.75%, 7/15/27 (1) 550 552
Avis Budget Car Rental, 8.00%, 2/15/31 (1) 75 78
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(7) 1,065 1,102
Boost Newco Borrower, 7.50%, 1/15/31 (1) 1,380 1,457

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
eG Global Finance, 12.00%, 11/30/28 (1) 1,495 1,666
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 350 363
GFL Environmental, 6.75%, 1/15/31 (1) 400 415
Ritchie Bros Holdings, 6.75%, 3/15/28 (1) 140 144
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 293 309
Staples, 10.75%, 9/1/29 (1) 450 442
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  828 874
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 890 874
UKG, 6.875%, 2/1/31 (1) 1,880 1,932
11,867
Transportation  0.2%
Watco, 7.125%, 8/1/32 (1) 515 533
533
Utilities  9.1%
Alpha Generation, 6.75%, 10/15/32 (1) 1,090 1,101
Calpine, 5.00%, 2/1/31 (1) 295 279
Calpine, 5.125%, 3/15/28 (1) 400 390
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 400 401
HAT Holdings I, 8.00%, 6/15/27 (1) 848 885
NRG Energy, VR, 10.25% (1)(8)(9) 582 645
PG&E, VR, 7.375%, 3/15/55 (8) 1,932 1,990
Talen Energy Supply, 8.625%, 6/1/30 (1) 4,604 4,949
Terraform Global Operating, 6.125%, 3/1/26 (1) 555 554
Vistra, VR, 8.00% (1)(8)(9) 2,684 2,754
Vistra, Series C, VR, 8.875% (1)(8)(9) 6,015 6,481
Vistra Operations, 7.75%, 10/15/31 (1) 565 600
21,029
Total Corporate Bonds (Cost $183,337) 186,689
MUNICIPAL SECURITIES  0.6%
Puerto Rico  0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 2,331 1,439
Total Municipal Securities (Cost $1,333) 1,439
PREFERRED STOCKS  1.4%
Financials  1.4%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $3,241 (3)
(5)(11) 3 3,228
Total Preferred Stocks (Cost $3,241) 3,228

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  5.7%
Money Market Funds  5.7%
T. Rowe Price Government Reserve Fund, 4.67% (12)(13) 13,230 13,230
Total Short-Term Investments (Cost $13,230) 13,230
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.67% (12)(13) 3,514 3,514
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,514
Total Securities Lending Collateral (Cost $3,514) 3,514
Total Investments in Securities
102.8% of Net Assets
(Cost $235,253) $ 238,837
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $163,395 and represents 70.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Non-income producing
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Credit Opportunities Fund

(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,228 and represents 1.4% of net assets.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 2/21/25 USD 1,957 EUR 1,848 $ (3)
State Street 2/21/25 EUR 177 USD 188 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3)

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — $ — $ 229++
Totals $ —# $ — $ 229+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 11,180  ¤  ¤ $ 16,744
Total $ 16,744^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $229 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,744.

T. ROWE PRICE Credit Opportunities Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $235,253) $ 238,837
Interest receivable 4,138
Receivable for shares sold 308
Cash 86
Receivable for investment securities sold 51
Due from affiliates 10
Foreign currency (cost $1) 1
Other assets 60
Total assets 243,491
Liabilities
Payable for investment securities purchased 6,893
Obligation to return securities lending collateral 3,514
Payable for shares redeemed 611
Investment management fees payable 104
Unrealized loss on forward currency exchange contracts 3
Other liabilities 119
Total liabilities 11,244
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 232,247

T. ROWE PRICE Credit Opportunities Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (19,994)
Paid-in capital applicable to 28,943,147 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 252,241
NET ASSETS $ 232,247
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $112,120; Shares outstanding: 13,962,362) $ 8.03
Advisor Class
(Net assets: $101; Shares outstanding: 12,629) $ 7.99
I Class
(Net assets: $120,026; Shares outstanding: 14,968,156) $ 8.02

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 7,950
Dividend 233
Securities lending 10
Total income 8,193
Expenses
Investment management 578
Shareholder servicing
Investor Class $ 103
Advisor Class 1
I Class 12 116
Prospectus and shareholder reports
Investor Class 5
I Class 3 8
Custody and accounting 112
Registration 52
Legal and audit 25
Miscellaneous 8
Waived / paid by Price Associates (186)
Total expenses 713
Net investment income 7,480

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (465)
Swaps 10
Forward currency exchange contracts 76
Net realized loss (379)
Change in net unrealized gain / loss
Securities 4,938
Swaps 7
Forward currency exchange contracts (7)
Other assets and liabilities denominated in foreign currencies 11
Change in net unrealized gain / loss 4,949
Net realized and unrealized gain / loss 4,570
INCREASE IN NET ASSETS FROM OPERATIONS $ 12,050

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 7,480 $ 10,054
Net realized loss (379) (2,287)
Change in net unrealized gain / loss 4,949 7,270
Increase in net assets from operations 12,050 15,037
Distributions to shareholders
Net earnings
Investor Class (3,529) (4,536)
Advisor Class (4) (8)
I Class (3,953) (5,536)
Decrease in net assets from distributions (7,486) (10,080)
Capital share transactions
*
Shares sold
Investor Class 34,542 69,510
Advisor Class 4 478
I Class 31,488 63,369
Distributions reinvested
Investor Class 3,397 4,315
Advisor Class 4 7
I Class 3,444 4,815
Shares redeemed
Investor Class (19,772) (29,419)
Advisor Class (8) (766)
I Class (12,205) (37,576)
Increase in net assets from capital share
transactions 40,894 74,733

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase during period 45,458 79,690
Beginning of period 186,789 107,099
End of period $ 232,247 $ 186,789
*Share information (000s)
Shares sold
Investor Class 4,329 8,910
Advisor Class 1 63
I Class 3,958 8,189
Distributions reinvested
Investor Class 425 554
Advisor Class –
(1)
1
I Class 432 619
Shares redeemed
Investor Class (2,486) (3,783)
Advisor Class (1) (101)
I Class (1,532) (4,864)
Increase in shares outstanding 5,126 9,588
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Credit Opportunities Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks a combination of long-term capital appreciation and high income. The fund has three classes of shares: the Credit Opportunities Fund (Investor Class), the Credit Opportunities
Fund–Advisor Class (Advisor Class) and the Credit Opportunities Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE Credit Opportunities Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended November 30, 2024, the
Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Credit Opportunities Fund

New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Credit Opportunities Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Credit Opportunities Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Credit Opportunities Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2024, totaled $(13,000) for the six months ended November 30, 2024. During the six months, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 189,496 $ — $ 189,496
Bank Loans — 26,134 802 26,936
Common Stocks 1,196 — — 1,196
Convertible Preferred Stocks 1,237 — — 1,237
Preferred Stocks — — 3,228 3,228
Short-Term Investments 13,230 — — 13,230
Securities Lending Collateral 3,514 — — 3,514
Total $ 19,177 $ 215,630 $ 4,030 $ 238,837
Liabilities
Forward Currency Exchange
Contracts $ — $ 3 $ — $ 3
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds and Municipal
Securities.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
11/30/24
Investment in Securities
Bank Loans $ 250 $ — $ 802 $ (250) $ 802
Preferred Stocks — (13) 3,241 — 3,228
Total $ 250 $ (13) $ 4,043 $ (250) $ 4,030

T. ROWE PRICE Credit Opportunities Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Foreign exchange derivatives Forwards $ 3
Total $ 3

T. ROWE PRICE Credit Opportunities Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 76 $ — $ 76
Credit derivatives — 10 10
Total $ 76 $ 10 $ 86
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (7) $ — $ (7)
Credit derivatives — 7 7
Total $ (7) $ 7 $ —

T. ROWE PRICE Credit Opportunities Fund

which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured

T. ROWE PRICE Credit Opportunities Fund

by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net

T. ROWE PRICE Credit Opportunities Fund

variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems

T. ROWE PRICE Credit Opportunities Fund

that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.

T. ROWE PRICE Credit Opportunities Fund

Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying

T. ROWE PRICE Credit Opportunities Fund

financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $3,432,000; the value of cash collateral and related investments was $3,514,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $80,392,000 and
$40,795,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$23,404,000 of available capital loss carryforwards. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $235,268,000. Net unrealized gain aggregated
$3,578,000 at period-end, of which $5,698,000 related to appreciated investments and $2,120,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily

T. ROWE PRICE Credit Opportunities Fund

and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Credit Opportunities Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,039,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended November 30, 2024, expenses incurred pursuant to these service agreements were $66,000 for
Price Associates and $52,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.81% 0.91% 0.01%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(74) $(1) $(111)

T. ROWE PRICE Credit Opportunities Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F105-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Credit Opportunities Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025